UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-8253

The Boyar Value Fund, Inc.

(Exact name of registrant as specified in charter)

 35 East 21st Street, New York, NY         10010

(Address of principal executive offices) (Zip code)

Emile R. Molineaux, Gemini Fund Services, LLC

             450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

212-995-8300

Date of fiscal year end:

12/31

Date of reporting period:  3/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Boyar Value Fund
PORTFOLIO OF INVESTMENTS
March 31, 2011 (Unaudited)
	Shares		Value
		COMMON STOCK - 83.0%
		BANKS - 4.9%
	25,595	Bank of America Corp.	$ 341,181
	12,707	Bank of New York Mellon Corp. (The)	379,558
			720,739
		COMMERCIAL SERVICES - 5.2%
	63,700	Midas, Inc. *	488,579
	13,000	Western Union Co. (The)	270,010
			758,589
		COMPUTERS - 0.4%
	4,000	Dell, Inc. *	58,040

		DIVERSIFIED FINANCIAL SERVICES - 11.1%
	8,500	Ameriprise Financial, Inc.	519,180
	88,300	Citigroup, Inc. *	390,286
	10,750	JPMorgan Chase & Co.	495,575
	8,500	NASDAQ OMX Group Inc. (The) *	219,640
			1,624,681
		ENTERTAINMENT - 1.1%
	6,016	Madison Square Garden, Inc., Class A *	162,372

		FOOD - 4.9%
	6,000	HJ Heinz Co.	292,920
	9,000	Kraft Foods, Inc., Class A	282,240
	5,000	Sysco Corp.	138,500
			713,660
		HOUSEHOLD PRODUCTS/WARES - 2.4%
	5,000	Clorox Co.	350,350

		INSURANCE - 4.3%
	10,586	Travelers Cos., Inc. (The)	629,655

		INTERNET - 2.4%
	13,621	AOL, Inc. *	266,018
	11,600	Reis, Inc. *	91,640
			357,658
		LEISURE TIME - 2.0%
	7,500	Carnival Corp.	287,700

		LODGING - 2.7%
	2,508	Marriott International, Inc., Class A	89,235
	9,500	MGM Resorts International *	124,925
	15,100	Orient-Express Hotels Ltd., Class A *	186,787
			400,947
Boyar Value Fund
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2011 (Unaudited)
	Shares		Value
		MEDIA - 18.4%
	14,564	Cablevision Systems Corp., Class A	$ 504,060
	14,576	CBS Corp., Class B	364,983
	20,250	Comcast Corp., Special Class A	470,205
	12,000	Meredith Corp.	407,040
	15,333	Time Warner, Inc.	547,388
	9,500	Walt Disney Co. (The)	409,355
			2,703,031
		MISCELLANEOUS MANUFACTURING - 1.8%
	13,000	General Electric Co.	260,650

		PHARMACEUTICALS - 5.2%
	9,000	Bristol-Myers Squibb Co.	237,870
	25,500	Pfizer, Inc.	517,905
			755,775
		RETAIL - 8.6%
	5,000	CVS Caremark Corp.	171,600
	11,000	Home Depot, Inc.	407,660
	17,000	Saks, Inc. *	192,270
	20,000	Syms Corp. *	134,400
	70,000	Wendy's/Arby's Group, Inc., Class A	352,100
			1,258,030
		SEMICONDUCTORS - 1.1%
	8,000	Intel Corp.	161,360

		SOFTWARE - 2.8%
	16,000	Microsoft Corp.	405,760

		TELECOMMUNICATIONS - 1.2%
	10,000	Cisco Systems, Inc.	171,500

		TRANSPORTATION - 2.5%
	5,000	United Parcel Service, Inc., Class B	371,600
		TOTAL COMMON STOCK (Cost - $11,833,462)	12,152,097

		INVESTMENT COMPANIES - 11.6%
	1,207,613	Dreyfus Institutional Reserve Money, 0.00% **	1,207,613
	500,000	Milestone Treasury Obligations Portfolio - Institutional Class, 0.01% **	500,000
		TOTAL INVESTMENT COMPANIES (Cost - $1,707,613)	1,707,613
	Principal ($)
		U.S. GOVERNMENT & AGENCY OBLIGATIONS - 5.5%
	$ 800,000	Federal Home Loan Bank Discount Notes, 0.00%, 4/6/11 * (Cost $799,990)	799,990

		TOTAL INVESTMENTS - 100.1% (Cost - $14,341,065)(a)	$ 14,659,700
		LIABILITIES LESS OTHER ASSETS - (0.1%)	(11,233)
		NET ASSETS - 100.0%	$ 14,648,467
Boyar Value Fund
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2011 (Unaudited)

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is substantially the same and differs from
	market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 2,349,871
		Unrealized depreciation:	(2,031,236)
		Net unrealized appreciation:	$ 318,635
*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on March 31, 2011.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  If there has been no sale on such day, the security is valued at the mean of the last quoted bid and asked prices.  If no bid or asked prices are quoted or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Directors (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 12,152,097	$ -	$ -	$ 12,152,097
Investment Companies	-	1,707,613	-	1,707,613
U.S. Government & Agency Ogbligations	-	799,990	-	799,990
Total	$ 12,152,097	$ 2,507,603	$ -	$ 14,659,700

                                                   The Fund did not hold any Level 3 securities during the period.  There were no significant transfers into and out of Level 1 & 2 during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Boyar Value Fund, Inc.

By

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

5/11/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

5/11/11

By

*/s/  Dawn Borelli

       Dawn Borelli, Treasurer

Date

5/11/11